Short-Term and Long-Term Debt - Additional Information (Detail)	12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012	Mar. 31, 2013 European Medium Term Notes JPY (¥)	Mar. 31, 2012 European Medium Term Notes JPY (¥)	Apr. 30, 1999 European Medium Term Notes USD ($)	Mar. 31, 1996 European Medium Term Notes USD ($)	Mar. 31, 2013 Commercial Paper JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates applicable to short-term debt outstanding	1.90%	3.00%
Committed to credit lines totaling/commercial paper program	¥ 49,997,000,000						¥ 150,000,000,000
Unused committed to credit lines totaling/commercial paper program	14,738,000,000						109,000,000,000
Registered amount of Euro Medium-Term Note Program					1,200,000,000	1,000,000,000
Issued Euro Medium-Term Note			29,588,000,000	29,095,000,000
Maximum borrowing capacity under program to issue variable term bonds	100,000,000,000
Market value adjustments related to long term debt	¥ 1,153,000,000